Employee Option Plans - Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories (Details) - Stock Option [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Number of options, Outstanding	3,693
Weighted average remaining contractual life	5 years 11 months 4 days
Options exercisable	3,388
Weighted average exercise price of exercisable options (in Dollars per share)	$ 142.65
Ranges of Exercise price 0 [Member]
Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Number of options, Outstanding	2,787
Weighted average remaining contractual life	5 years 11 months 1 day
Options exercisable	2,787
Weighted average exercise price of exercisable options (in Dollars per share)	$ 0
Ranges of Exercise price 116.83 [Member]
Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Number of options, Outstanding	297
Weighted average remaining contractual life	5 years 11 months 26 days
Options exercisable	297
Weighted average exercise price of exercisable options (in Dollars per share)	$ 116.83
Ranges of Exercise price 1,475.75 [Member]
Schedule of Options Outstanding Separated into Ranges of Exercise Price and Exercise Price Categories [Line Items]
Number of options, Outstanding	609
Weighted average remaining contractual life	5 years 11 months 26 days
Options exercisable	304
Weighted average exercise price of exercisable options (in Dollars per share)	$ 1,475.75